Subsequent Events (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Selling, General and Administrative Expense	$ 26,506,299	$ 21,485,944	$ 18,340,972
Hong Kong [Member]
Subsequent Event [Line Items]
Selling, General and Administrative Expense	$ 3,037,000	$ 2,312,000	$ 0